Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Investment in associates and joint ventures

8.	Investment in associates and joint ventures

(i)	Investment in associates

On August 30, 2019, pursuant to an investment agreement between Aquilini GameCo Inc. (“GameCo”) and Aquilini Properties LP (a former related party by nature of it being under the control or direction of the former Chairman of the Company), GameCo acquired 100 class B common shares of AIG eSports Canada Holdings Ltd. (“AIG Canada”) and GameCo eSports USA Inc. acquired a 25% non-voting participating interest in AIG eSports USA Intermediate Holdings, LLC (“AIG USA”). Collectively, AIG Canada and AIG USA own and manage professional esports teams in Canada and the United States. Aquilini Properties LP controls AIG Canada and AIG USA.

On October 1, 2022, the Company made a capital contribution of $323,078 to AIG Canada through the settlement of trade receivables due from AIG eSports LP. GameCo, through the class B common shares acquired in AIG Canada, holds 25% of the limited partnership units of AIG eSports LP.

A summary of the Company’s investment in associates is as follows:

	AIG Canada	AIG USA	Total

Balance, January 1, 2021	$665,991	$360,919	$1,026,910
Share of net loss from investment in associate	(3,138)	(197,412)	(200,550)
Balance, December 31, 2021	$662,853	$163,507	$826,360
Contributions	323,078	-	323,078
Share of net income from investment in associate	760,117	528,240	1,288,357
Balance, December 31, 2022	$1,746,048	$691,747	$2,437,795

(ii)	Investment in joint ventures

On July 7, 2021, the Company, through its wholly-owned subsidiary, Enthusiast Gaming Inc., entered into a joint venture with Toronto Star Newspapers Limited (“Torstar”) to create an original online news platform and community for gamers named AFK Media Partnership (“AFK”). The Company and Torstar each hold a 50% interest in this joint venture. The Company and Torstar have each invested $125,000 into AFK as startup capital.

A summary of the Company’s investment in AFK is as follows:

Amount

Balance, January 1, 2021	$-
Contributions – cash	125,000
Share of net loss from investment in joint venture	(66,091)
Balance, December 31, 2021	$58,909
Share of net loss from investment in joint venture	(46,673)
Balance, December 31, 2022	$12,236

A summary of the Company’s investment in associates and joint ventures is as follows:

	December 31, 2022	December 31, 2021
AIG Canada	$1,746,048	$662,853
AIG USA	691,747	163,507
AFK	12,236	58,909
Total investment in associates and joint ventures	$2,450,031	$885,269